Segment information - Narrative (Details) $ in Thousands	5 Months Ended	12 Months Ended
	May 31, 2024 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment		3	4
Revenue		$ 23,318	$ 40,698	$ 68,154
Long-term investments		$ 42,714	$ 36,866
OEM Launch Partner | Customer Concentration Risk | Revenue Benchmark
Segment Reporting Information [Line Items]
Concentration percentage	40.00%			79.00%
One distributor | Customer Concentration Risk | Revenue Benchmark
Segment Reporting Information [Line Items]
Concentration percentage		16.00%	9.00%	9.00%
Operating Segments
Segment Reporting Information [Line Items]
Revenue		$ 100,761	$ 83,783	$ 68,154
Corporate
Segment Reporting Information [Line Items]
Revenue		0	0	0
Long-term investments		42,714	36,866	1,558
Heavy-Duty OEM | Operating Segments
Segment Reporting Information [Line Items]
Revenue		$ 15,046	$ 31,315	56,247
Heavy-Duty OEM | Operating Segments | OEM Launch Partner
Segment Reporting Information [Line Items]
Revenue	$ 16,427			$ 53,671